INVESTMENT IN DIRECT FINANCING LEASES (Included in Assets of discontinued operations)	12 Months Ended
Oct. 31, 2012
Investment In Direct Financing Leases Included In Assets Of Discontinued Operations
INVESTMENT IN DIRECT FINANCING LEASES (Included in Assets of discontinued operations)

12.  INVESTMENT IN DIRECT FINANCING LEASES (Included in assets of discontinued operations at October 31, 2011):

   During Fiscal Year 2011, the Companies leased the Jack Frost and Big Boulder ski areas to a third party under direct financing leases that extended through 2034.

The Companies net investment in direct financing leases consisted of the following as of October 31, 2011:

10/31/11
Minimum future lease payments	$7,426,946
Unguaranteed residual value of lease properties	8,430,879
Gross investment in lease	15,857,825
Unearned income	(7,567,630)
Valuation allowance	(502,000)
Net investment in direct financing leases	$7,788,195

   On December 15, 2011, the Jack Frost and Big Boulder ski areas were sold to the previous third party lessee, therefore the operating activity for the Fiscal years ending October 31, 2012, 2011 and 2010 is being reported as discontinued operations.  The sale transaction resulted in a loss of approximately ($502,000) primarily related to the reversal of the accrued rent receivable based on the straight line amortization of the lease.   The impairment was recorded as a portion of the loss on disposal in discontinued operations at October 31, 2011. The interest income which resulted from the direct financing lease is reported as a portion of the discontinued operations.